INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 8. INCOME TAXES

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Internal Revenue Section 195 requires start-up expenditures paid or incurred in connection with investigating the creation or acquisition of an active trade or business to be capitalized for income tax purposes. The capitalized start-up expenditures are placed into service in the month in which an active trade or business begins and amortized ratably over 180 months. The start-up expenditures do not include interest, taxes, or research and experimental expenses. The tax calculation for the three months ended March 31, 2023 took all of the aforementioned Section 195 guidelines into account. For the three months ended March 31, 2023, the provision for income taxes was $185,837.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. As of March 31, 2023, the Company recorded a deferred tax asset related to the capitalized start-up costs of $371,046. The Company chose to establish a valuation allowance to reduce the deferred tax asset to $0. It is not guaranteed that the Company will complete a Business Combination, and, even if the Business Combination is successfully completed, that the future Combined Company will be able to utilize the deferred tax asset.

The following is a summary of the Company’s net deferred tax asset:

	March 31, 2023	March 31, 2022
Deferred tax assets:
Startup and organizational costs	$371,046	$—
Total deferred tax asset	371,046	—
Valuation allowance	(371,046)	—
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	March 31, 2023	March 31, 2022
Federal
Current expense	$185,837	$—
Deferred benefit	(371,046)	—
Change in valuation allowance	371,046	—
Income tax provision	$185,837	$—

NOTE 8. INCOME TAXES

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Internal Revenue Section 195 requires start-up expenditures paid or incurred in connection with investigating the creation or acquisition of an active trade or business to be capitalized for income tax purposes. The capitalized start-up expenditures are placed into service in the month in which an active trade or business begins and amortized ratably over 180 months. The start-up expenditures do not include interest, taxes, or research and experimental expenses. The tax calculation for the year ended December 31, 2022 took all of the aforementioned Section 195 guidelines into account. For the year ended December 31, 2022, the provision for income taxes was $215,000.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. As of December 31, 2022, the Company recorded a deferred tax asset related to the capitalized start-up costs of $195,000. The Company chose to establish a valuation allowance to reduce the deferred tax asset to $0. It is not guaranteed that the Company will complete a Business Combination, and, even if the Business Combination is successfully completed, that the future Combined Company will be able to utilize the deferred tax asset.

The following is a summary of the Company’s net deferred tax asset:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Startup and organizational costs	$195,000	$—
Total deferred tax asset	195,000	—
Valuation allowance	(195,000)	—
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31, 2022	December 31, 2021
Federal
Current expense	$215,000	$—
Deferred benefit	(195,000)	—
Change in valuation allowance	195,000	—
Income tax provision	$215,000	$—

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the years ended December 31, 2022 and December 31, 2021:

	Year Ended December 31,
	2022		2021
Income tax at statutory rate	18,734	21.0%	—	—%
Change in valuation allowance	195,000	218.6%	—	—%
Other	1,266	1.4%	—	—%
Income tax expense	215,000	241%	—	—%